Preferred shares (Details 1) (CAD)	Dec. 31, 2013
Preferred Shares Details Narrative
Preferred shares upon issue outstanding, Shares	10,000,000
Preferred shares upon issue outstanding, Amount	3,489,000
Preferred shares upon issue convertible outstanding, Shares	(2,000,000)
Preferred shares upon issue convertible outstanding, Amount	(3,256,400)
Total Preferred shares upon issue outstanding, Shares	8,000,000
Total Preferred shares upon issue outstanding, Amount	232,600